Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000084893 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000084893 | CME E-Mini Standard & Poor's 500 Index Future, 2024-12-204875 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084893 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084893 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000084893 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000084893 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.40%
C000084895 | CME E-Mini Standard & Poor's 500 Index Future, 2024-12-204875 2901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084895 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000084895 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000084895 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084895 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000084895 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.50%
C000084895 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.50%
C000084896 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000084896 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000084896 | CME E-mini Russell 2000 Index Future, 2024-12-201800 2901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084896 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084896 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000084896 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000084896 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.40%
C000103841 | CME E-Mini Standard & Poor's 500 Index Future, 2024-12-204875 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103841 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000103841 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000103841 | CME E-mini Russell 2000 Index Future, 2024-12-201800 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103841 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103841 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000103841 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000103841 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.40%
C000084894 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000084894 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000084894 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084894 | Goldman Sachs Group, Inc. (The), 6.75, 2037-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084894 | Anheuser-Busch InBev Worldwide, Inc., 8.2, 2039-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | Deutsche Telekom International Finance BV, 9.25, 2032-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | MetLife, Inc., 10.75, 2039-08-01
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | General Electric Company, 6.75, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | Microsoft Corporation, 2.921, 2052-03-17
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084894 | Mercedes-Benz Finance North America, LLC, 8.5, 2031-01-18
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084894 | 55342UAM6Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | 90290MAD3Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084894 | 69331CAH1Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084894 | 853496AG2Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084894 | 24703TAJ5Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084894 | 101137AL1Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084894 | 36962GXZ2Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084894 | 92735LAA0Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084894 | 156700BD7Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084894 | 19260QAC1Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084894 | 233835AQ0Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084894 | 857492706Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084894 | 78468R622Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000084894 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	60.90%
C000084894 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.10%
C000084894 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000127804 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000127804 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000127804 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000127804 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127804 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127804 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127804 | 092528504 | iShares AAA CLO Active ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127804 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000127804 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000127804 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	74.50%
C000127804 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	25.50%